PROMISSORY NOTE PAYABLE (Q3) (Details)		3 Months Ended		6 Months Ended	9 Months Ended
		Sep. 30, 2015 USD ($) Installments $ / shares shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 $ / shares	Dec. 31, 2013 shares
Debt Instrument [Line Items]
Promissory note original issue discount		$ 45,047		$ 45,047	$ 45,047
Warrant to purchase shares of common stock (in shares) | shares		361,516		361,516	361,516			1,571,428
Warrants exercise price (in dollars per share) | $ / shares							$ 0.35
Warrants expiration date					Apr. 30, 2020
Initial Principal Amount		$ 550,000		$ 550,000	$ 550,000
Conversion Price (in dollars per share) | $ / shares	[1]	$ 0		$ 0	$ 0
Principal Balance		$ 460,000		$ 460,000	$ 460,000
Unamortized Debt Discount		45,047		45,047	45,047
Unamortized Debt Issuance Costs					32,373
Carrying Value		382,580		382,580	382,580
Accrued interest from promissory note and convertible notes payable		13,678	$ 956		25,442	$ 20,853
Amortization of debt discount on promissory note and convertible note		$ 13,053	$ 552		24,088	$ (78,078)
Share issued for payment of principal | shares		417,715
Number of installments covered under the stock issuance | Installments		2
2015 (Three Months)		$ 135,000		135,000	135,000
2016		325,000		325,000	325,000
2017		0		0	0
2018		0		0	0
2019		0		0	0
April 2015 Note [Member]
Debt Instrument [Line Items]
Promissory note original issue discount		45,047		45,047	45,047
Initial Principal Amount		$ 550,000		$ 550,000	$ 550,000
Interest Rate		10.00%		10.00%	10.00%
Maturity Date					Aug. 12, 2016
Conversion Price (in dollars per share) | $ / shares	[1]	$ 0		$ 0	$ 0
Principal Balance		$ 460,000		$ 460,000	$ 460,000
Unamortized Debt Discount		45,047		45,047	45,047
Unamortized Debt Issuance Costs					32,373
Carrying Value		$ 382,580		382,580	382,580
Share issued for payment of principal | shares		417,715
2015 (Three Months)		$ 135,000		135,000	135,000
2016		325,000		325,000	325,000
2017		0		0	0
2018		0		0	0
2019		0		0	0
Inter Mountain Capital Corp [Member]
Debt Instrument [Line Items]
Promissory note original issue discount		50,000		50,000	50,000
Purchase price for promissory note		500,000		500,000	500,000
Promissory note monthly installment payments				$ 45,000
Monthly installment payments commencing period				120 days
Notes prepayment percentage				120.00%
Notes repayment default amount		$ 100,000		$ 100,000	$ 100,000
Judgement stay period on note default				30 days
Increase in interest rate				18.00%
Warrant to purchase shares of common stock (in shares) | shares		194,118		194,118	194,118
Warrants exercise price (in dollars per share) | $ / shares		$ 0.85		$ 0.85	$ 0.85
Warrants expiration date				Apr. 30, 2020
Maximum number of days with in which registration statement should be declared				120 days
Number of days for registration effective for a period				180 days
Unamortized Debt Discount		$ 50,000		$ 50,000	$ 50,000
Inter Mountain Capital Corp [Member] | Conversion Condition One [Member]
Debt Instrument [Line Items]
Average percentage of three lowest volume weighted average price				80.00%
Number of trading days in conversion				20 days
Inter Mountain Capital Corp [Member] | Conversion Condition Two [Member]
Debt Instrument [Line Items]
Weighted average price of common stock (in dollars per share) | $ / shares		$ 0.05		$ 0.05	$ 0.05
Average percentage of three lowest volume weighted average price				70.00%
Number of trading days in conversion				20 days

[1]	As part of the April 2015 Note, at our option, subject to certain volume, price and other conditions, the monthly installments of principle and interest due under the April 2015 Note may be paid in whole, or in part, in cash or in Common Stock. If the monthly installments are paid in Common Stock, such shares being issued will be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days. The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days is less than $0.05 per share.